Fair Value Measurements (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Assets
Available-for-sale investments	$ 1,574	$ 2,384
Total assets	1,646	2,448
Liabilities
Total liabilities	35	130
Money Market Fund [Member]
Assets
Available-for-sale investments	5	20
Bankers Acceptance [Member]
Assets
Available-for-sale investments	284	468
Term deposits/certificates [Member]
Assets
Available-for-sale investments	217	125
Commercial Paper [Member]
Assets
Available-for-sale investments	402	416
Non-U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	71	509
U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	114	82
U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	127	191
Non-U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	18	26
Corporate notes/bonds [Member]
Assets
Available-for-sale investments	166	346
Asset-backed Securities [Member]
Assets
Available-for-sale investments	109	141
Auction Rate Securities [Member]
Assets
Available-for-sale investments	36	35
Other Investments [Member]
Assets
Available-for-sale investments	25	25
Currency Forward Contract [Member]
Assets
Derivative assets	55	63
Liabilities
Derivative liabilities	34	129
Currency Option Contracts [Member]
Assets
Derivative assets	17	1
Liabilities
Derivative liabilities	1	1
Level 1 [Member]
Assets
Available-for-sale investments		20
Total assets	5	20
Level 1 [Member] | Money Market Fund [Member]
Assets
Available-for-sale investments	5	20
Level 1 [Member] | Other Investments [Member]
Assets
Available-for-sale investments	0
Level 2 [Member]
Assets
Available-for-sale investments	1,501	2,293
Total assets	1,573	2,357
Liabilities
Total liabilities	35	130
Level 2 [Member] | Bankers Acceptance [Member]
Assets
Available-for-sale investments	284	468
Level 2 [Member] | Term deposits/certificates [Member]
Assets
Available-for-sale investments	217	125
Level 2 [Member] | Commercial Paper [Member]
Assets
Available-for-sale investments	402	416
Level 2 [Member] | Non-U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	71	509
Level 2 [Member] | U.S. treasury bills/notes [Member]
Assets
Available-for-sale investments	114	82
Level 2 [Member] | U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	127	191
Level 2 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Assets
Available-for-sale investments	18	26
Level 2 [Member] | Corporate notes/bonds [Member]
Assets
Available-for-sale investments	159	335
Level 2 [Member] | Asset-backed Securities [Member]
Assets
Available-for-sale investments	109	141
Level 2 [Member] | Currency Forward Contract [Member]
Assets
Derivative assets	55	63
Liabilities
Derivative liabilities	34	129
Level 2 [Member] | Currency Option Contracts [Member]
Assets
Derivative assets	17	1
Liabilities
Derivative liabilities	1	1
Level 3 [Member]
Assets
Available-for-sale investments	68	71
Total assets	68	71
Level 3 [Member] | Corporate notes/bonds [Member]
Assets
Available-for-sale investments	7	11
Level 3 [Member] | Auction Rate Securities [Member]
Assets
Available-for-sale investments	36	35
Level 3 [Member] | Other Investments [Member]
Assets
Available-for-sale investments	$ 25	$ 25